OTHER ACCOUNTS PAYABLE AND ACCRUALS (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
OTHER ACCOUNTS PAYABLE AND ACCRUALS [Abstract]
Employees' salaries and payroll accruals	$ 1,258	$ 928
Accrued expenses and other	390	104
Other accounts payable and accruals, total	$ 1,648	$ 1,032